Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accruals and Other Current Liabilities [Abstract]
Accrued payroll and welfare expenses	$ 522	$ 10
Accrued professional fee	14	266
Accrued advisory services fee		111
Accrued information technology expenses	1,356	101
Accrued interest expenses		5
Other accruals and payables	511	31
Total	$ 2,403	$ 524